Goodwill and Identifiable Intangible Assets - Summary of Acquired Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ (19,235)	$ (12,020)
Net Carrying Amount	75,736
Total intangible assets, Gross Carrying Amount	94,971	40,263
Total intangible assets, Net Carrying Amount	75,736	28,243
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	73,875	21,200
Accumulated Amortization	(6,800)	(3,220)
Net Carrying Amount	67,075	17,980
Developed technologies
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,683	6,497
Accumulated Amortization	(5,411)	(3,891)
Net Carrying Amount	1,272	2,606
Trade name and other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	14,413	12,566
Accumulated Amortization	(7,024)	(4,909)
Net Carrying Amount	$ 7,389	$ 7,657